Intangible assets, net (Details 2) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2011 CNY (¥)	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets
Estimated useful life of operating rights				30 years	30 years
Amortization expense of operating rights				$ 745	¥ 4,621	¥ 4,621	¥ 4,621
Deferred tax liability				$ 4,675		30,138		¥ 28,982
General renewal period with provincial authorities				3 years	3 years
Period of expected cash flow				30 years	30 years
Guangdong Province
Finite-Lived Intangible Assets
Amortization expense of operating rights				$ 157	¥ 971	971	971
Zhejiang Province
Finite-Lived Intangible Assets
Amortization expense of operating rights				$ 588	¥ 3,650	¥ 3,650	¥ 3,650
Consideration for operating rights		$ 12,500	¥ 82,124
Value of acquired operating rights	¥ 109,499
Deferred tax liability	¥ 27,375